Restatement of Previously Issued Financial Statements (Details)	9 Months Ended
Sep. 30, 2021 USD ($)
Condensed Financial Information Disclosure [Abstract]
Consummate initial business combination	$ 5,000,000
Net tangible assets	5,000,001
Shares not subject to redemption	$ 5,000,000